Short-Term Investment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Short-term Investment [Line Items]
Interest income short-term investment	$ 135,947	$ 67,293	$ 14,748
Minimum [Member]
Short-term Investment [Line Items]
Total return investments	0.50%
Maximum [Member]
Short-term Investment [Line Items]
Total return investments	4.50%